Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before income tax	$ (31,590,582)	$ (16,971,289)	$ (46,657,535)
Adjustments for:
Depreciation expenses	279,660	295,072	441,004
Amortization expenses	2,564	2,685	4,347
Net loss (gain) on fair value changes of financial assets and liabilities at fair value through profit or loss	(488,255)	(78,038)	46,985
Finance costs	1,860,954	1,247,331	901,612
Interest income	(219)	(592)	(150,610)
Gain on dilution of subsidiary and recognition of associate	(2,307,735)
Share of loss of associates accounted for using equity method	405,712
Compensation costs recognised of share-based payment transactions	2,193,367	345,836	43,783
Loss (Gain) on disposal of property, plant and equipment		(968)	74,195
Unrealised gain on foreign exchange, net	(230,619)	206,457	135,344
Impairment loss recognised on intangible assets			23,073,400
Loss on lease modification			64,287
Changes in operating assets and liabilities
Decrease (Increase) in other assets	(2,490,143)	(971,126)	114,676
(Decrease) Increase in trade payables	797,228	447,715	(3,443,894)
(Decrease) Increase in other payables	(2,157,966)	425,825	(156,874)
Decrease in other current labilities	(269,735)
Cash used in operations	(33,995,769)	(15,051,092)	(25,509,280)
Interest received	219	592	150,610
Interest paid		(2,490)	(36,037)
Income tax paid			(408,002)
Net cash used in operating activities	(33,995,550)	(15,052,990)	(25,802,709)
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for property, plant and equipment	(36,448)	(5,056)	(2,992)
Proceeds from disposal of property, plant and equipment		1,214	5,826
Payments for intangible assets	(12,360)
Decrease in refundable deposits	20,653	4,769	2,546
Net cash generated from investing activities	(28,155)	927	5,380
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term borrowings	20,000,000		3,250,000
Repayment on long-term borrowings	(7,784,087)
Repayment of the principal portion of lease liabilities	(353,649)	(202,605)	(243,265)
Repayment of the interest portion of lease liabilities	(21,510)	(37,935)
Proceeds from exercise of employee share options	1,047,510		24,000
Proceeds from new shares issued	101,555,708	7,643,240	14,733,015
Payments for transaction costs attributable to the issuance of ordinary shares	(4,576,671)	(229,297)	(1,172,291)
Proceeds from non-controlling interests			2,500,000
Net cash generated from financing activities	109,867,301	7,173,403	19,091,459
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	75,843,596	(7,878,660)	(6,705,870)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	14,324,371	22,203,031	28,908,901
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 90,167,967	$ 14,324,371	$ 22,203,031